CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 140,791,683	$ 20,412,875	¥ 173,827,382	¥ 141,736,152
Costs and expenses
Cost of revenues	(115,799,896)	(16,789,407)	(156,863,229)	(125,824,104)
Operations and support	(6,519,542)	(945,245)	(7,525,398)	(4,695,716)
Sales and marketing	(9,756,241)	(1,414,522)	(16,961,328)	(11,136,486)
Research and development	(9,535,523)	(1,382,520)	(9,414,646)	(6,316,802)
General and administrative	(17,004,943)	(2,465,485)	(28,715,206)	(7,550,986)
Impairment of goodwill and intangible assets acquired from business combination | ¥			(2,789,321)
Total costs and expenses	(158,616,145)	(22,997,179)	(222,269,128)	(155,524,094)
Loss from operations	(17,824,462)	(2,584,304)	(48,441,746)	(13,787,942)
Interest income	1,309,864	189,912	818,522	1,228,580
Interest expenses	(197,334)	(28,611)	(277,596)	(136,347)
Investment income (loss), net	(5,769,873)	(836,553)	(167,121)	2,833,334
Impairment loss for equity investments accounted for using Measurement Alternative	(18,540)	(2,688)		(1,022,098)
Income (loss) from equity method investments, net	35,854	5,198	(475,851)	(1,057,427)
Other income (loss), net	(1,314,105)	(190,526)	(624,466)	1,031,160
Loss before income taxes	(23,778,596)	(3,447,572)	(49,168,258)	(10,910,740)
Income tax benefits (expenses)	(3,915)	(568)	(166,320)	303,202
Net loss	(23,782,511)	(3,448,140)	(49,334,578)	(10,607,538)
Less: Net income (loss) attributable to non-controlling interest shareholders	810	118	9,086	(93,040)
Net loss attributable to DiDi Global Inc.	(23,783,321)	(3,448,258)	(49,343,664)	(10,514,498)
Accretion of convertible redeemable non-controlling interests to redemption value	(898,649)	(130,292)	(687,617)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥				(872)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(24,681,970)	(3,578,550)	(50,031,281)	(10,680,417)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax of nil	4,585,505	664,835	(1,593,734)	(5,926,301)
Share of other comprehensive income (loss) of equity method investees	(12,617)	(1,829)	(4,811)	190
Total other comprehensive income (loss)	4,572,888	663,006	(1,598,545)	(5,926,111)
Total comprehensive loss	(19,209,623)	(2,785,134)	(50,933,123)	(16,533,649)
Less: comprehensive income (loss) attributable to non-controlling interest shareholders	810	118	9,086	(93,040)
Comprehensive loss attributable to DiDi Global Inc.	(19,210,433)	(2,785,252)	(50,942,209)	(16,440,609)
Accretion of convertible redeemable non-controlling interests to redemption value	(898,649)	(130,292)	(687,617)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥				(872)
Comprehensive loss attributable to ordinary shareholders of DiDi Global Inc.	¥ (20,109,082)	$ (2,915,544)	¥ (51,629,826)	¥ (16,606,528)
Weighted average number of shares
- Basic	1,210,979,609	1,210,979,609	657,996,437	106,694,420
- Diluted	1,210,979,609	1,210,979,609	657,996,437	106,694,420
Net loss per share
- Basic | (per share)	¥ (20.38)	$ (2.96)	¥ (76.04)	¥ (100.10)
- Diluted | (per share)	¥ (20.38)	$ (2.96)	¥ (76.04)	¥ (100.10)
ADS
Weighted average number of shares
- Basic	4,843,918,436	4,843,918,436	2,631,985,748	426,777,680
- Diluted	4,843,918,436	4,843,918,436	2,631,985,748	426,777,680
Net loss per share
- Basic | (per share)	¥ (5.10)	$ (0.74)	¥ (19.01)	¥ (25.03)
- Diluted | (per share)	¥ (5.10)	$ (0.74)	¥ (19.01)	¥ (25.03)
China Mobility
Revenues
Total revenues	¥ 125,930,620	$ 18,258,224	¥ 160,520,747	¥ 133,645,113
International
Revenues
Total revenues	5,863,123	850,073	3,622,366	2,333,113
Other Initiatives
Revenues
Total revenues	¥ 8,997,940	$ 1,304,578	¥ 9,684,269	¥ 5,757,926